Notes Payable (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of aggregate annual maturities of notes payable
2013	$ 1,114
2014	386
2015	202
Total	$ 1,702	$ 2,788